Inventories, net - Changes of the allowances for losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories, net
Opening balance	$ (131,526)	$ (86,938)	$ (194,507)
Additions, net	(9,748)	(44,191)
Reversals, net			115,778
Foreign currency translation	(122)	371	(9,717)
Effect of change of control in subsidiaries	20,075
Uses, transfers and reclassifications	11,772	(768)	1,508
Closing balance	$ (109,549)	$ (131,526)	$ (86,938)